Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 432	$ 1,185	$ 1,869
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,010)	2,691	1,051
Net gains (losses) on hedges of investments in foreign operations		543	(1,510)	(616)
Other comprehensive income, net of tax, exchange differences on translation		(467)	1,181	435
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		129	(107)	(169)
Net (gains) losses reclassified to net income		(7)	5	(14)
Other comprehensive income, net of tax, debt securities		122	(102)	(183)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		576	(488)	7
Net (gains) losses reclassified to net income		(373)	50	(72)
Other comprehensive income, net of tax, cash flow hedges		203	(438)	(65)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(94)	(198)	106
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(148)	40	39
Net gains (losses) on equity securities designated at FVOCI		6	(5)	19
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(236)	(163)	164
Total OCI	[1]	(378)	478	351
Comprehensive income		54	1,663	2,220
Comprehensive income attributable to non-controlling interests		9	7	5
Preferred shareholders and other equity instrument holders		72	37	41
Common shareholders		(27)	1,619	2,174
Comprehensive income attributable to equity shareholders		45	1,656	2,215
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		35	(91)	(35)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(43)	82	40
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(8)	(9)	5
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(34)	15	34
Income tax (expense) benefit, Net (gains) losses reclassified to net income		3	(2)	5
Income tax (expense) benefit relating to debt securities of other comprehensive income		(31)	13	39
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(221)	174	(4)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		143	(18)	26
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(78)	156	22
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		36	44	(38)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		57	(14)	(14)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(1)	2	(8)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		92	32	(60)
Income tax (expense) benefit relating to components of other comprehensive income		$ (25)	$ 192	$ 6

[1]	Includes $21 million of gains for the quarter ended January 31, 2023 (October 31, 2022: $48 million of losses; January 31, 2022: $27 million of losses), relating to our investments in equity-accounted associates and joint ventures.